12. Income Taxes	12 Months Ended
Dec. 31, 2014
Notes
12. Income Taxes

12.      INCOME TAXES

          The Company has elected to be treated as an S corporation for income tax reporting purposes.  The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the Company in an appropriate allocation.  Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes.  Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

The provision for income taxes for the years ended December 31, 2014, 2013 and 2012 is made up of the following components:

	2014	2013	2012

Current – Federal .............................	$ 4,143,983	$ 3,840,502	$ 3,653,739
Current – State ................................	12,500	6,432	7,700
Total Current ................................	4,156,483	3,846,934	3,661,439

Deferred–Federal	41,211	145,730	252,359

TotalProvision	$ 4,197,694	$ 3,992,664	$ 3,913,798

           Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2014 and 2013.  These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)

	2014	2013
Insurance Commissions ...................	$ (5,754,290)	$ (5,654,165)
Unearned Premium Reserves ............	2,194,586	2,190,561
Unrealized (Gain) Loss on
Marketable Debt Securities ...........	(1,152,280)	1,008,621
Other ..............................................	(122,100)	(176,989)
	$ (4,834,084)	$ (2,631,972)

         The Company's effective tax rate for the years ended December 31, 2014, 2013 and 2012 is analyzed as follows.  Rates were lower than statutory federal income tax rates mainly due to taxable income at the S corporation level being passed to the shareholders of the Company for tax reporting, whereas income earned by the insurance subsidiaries was taxed at the corporate level.

	2014	2013	2012
Statutory Federal income tax rate .....	34.0%	34.0%	34.0%
Net tax effect of IRS regulations
on life insurance subsidiary ..........	-	-	-
Tax effect of S corporation status ....	(19.3)	(20.7)	(20.7)
Tax exempt income .........................	(3.5)	(2.9)	(2.6)
EffectiveTaxRate	11.2%	10.4%	10.7%